Intangibles and Goodwill (Tables)	6 Months Ended
Feb. 28, 2019
Intangibles And Goodwill [Abstract]
Changes In Market Condidtions Related To Discount Rates And Terminal Value
		Terminal value
			Terminal operating
			income before
	Post-tax	Terminal	restructuring costs and
	discount rate	growth rate	amortized multiple
Cable	6.5%	1.5%	7.4
Satellite	7.5%	-3.0%	5.4
Wireless	9.3%	1.0%	4.5

Schedule Of Sensitivity Analysis Of Significant Estimates
	Estimated decline in recoverable amount
		Termial value

			0.5 times decrease in
			terminal operating
			income before
	1% increase in	1% decrease in	restructuring costs and
	discount rate	terminal growth rate	amortization multiple
Cable	16.4%	14.2%	4.8%
Satellite	8.1%	9.7%	5.6%
Wireless	15.2%	7.7%	8.0%